Investments - Rollforward of credit loss allowance for mortgage loans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Mortgage loans
Rollforward of the valuation allowance on impaired mortgage loans
Beginning balance	$ (59)	$ (3)
Net decreases (increases) related to credit losses	23	(37)
Reduction of allowance related to sales	4	15
Sale of ALNY	5	0
Loans transferred due to reinsurance agreement with EAC	0	(1)
Write-offs	0	0
Ending balance	(27)	(59)	$ (3)
Mortgage loans | Accounting Standards Update 2016-13 | Mortgage loans
Rollforward of the valuation allowance on impaired mortgage loans
Beginning balance	0	(33)
Ending balance		0	(33)
Directly originated corporate loans
Rollforward of the valuation allowance on impaired mortgage loans
Beginning balance	0
Net decreases (increases) related to credit losses	(6)	0	0
Reduction of allowance related to sales	0
Write-offs	0
Ending balance	$ (6)	0
Directly originated corporate loans | Weighted average
Debt and Equity Securities, FV-NI [Line Items]
Financing receivable, loan to value percentage	42.10%
Aviation loans
Rollforward of the valuation allowance on impaired mortgage loans
Beginning balance	$ 0
Net decreases (increases) related to credit losses	(6)	0	$ 0
Reduction of allowance related to sales	0
Write-offs	0
Ending balance	$ (6)	$ 0
Aviation loans | Weighted average
Debt and Equity Securities, FV-NI [Line Items]
Financing receivable, loan to value percentage	65.70%